Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

11. INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	December 31, 2024	December 31, 2023
Software	$39,182	$40,283
Trademark and license	10,520	10,815
Less: accumulated amortization	(37,525)	(33,559)
	$12,177	$17,539

For the years ended December 31, 2024, 2023 and 2022, amortization expenses totaled $4,953, $335,538, and $119,218, respectively.

During the year ended December 31, 2023, the Company assessed and concluded that its software acquired as part of the acquisition of the West Angel would not support its ongoing business development. The Company charged impairment loss of $536,206 against software for the year ended December 31, 2023. The charge is recorded as “Impairment of intangible assets” in the consolidated statements of operations and comprehensive loss.

The following is a schedule, by years, of amortization of intangible assets as of December 31, 2024:

For the year ended December 31, 2025	$4,882
For the year ended December 31, 2026	4,849
For the year ended December 31, 2027	2,446
$12,177